Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statements of Comprehensive Income [Abstract]
Net income	$ 464	$ 687	$ 2,219
Components of other comprehensive income that will be reclassified subsequently to net income
Foreign currency translation differences	(247)	80	(146)
Change in fair value of cash flow hedges transferred to the statement of income	10	59	101
Effective portion of the change in fair value of cash flow hedges	(2)	(41)	(119)
Tax relating to items that will be reclassified subsequently to net income	(2)	(4)	4
Total	(241)	94	(160)
Components of other comprehensive income that will not be reclassified to net income
Actuarial gains from defined benefit plans	33	33	83
Tax relating to items that will not be reclassified to net income	(8)	(8)	(12)
Total	25	25	71
Total comprehensive income	248	806	2,130
Comprehensive income attributable to the non-controlling interests	51	35	40
Comprehensive income attributable to the shareholders of the Company	$ 197	$ 771	$ 2,090